SHORT-TERM INVESTMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jul. 07, 2024	Dec. 31, 2022
Schedule of Investments [Line Items]
Short term investment	$ 56,768		$ 24,271
Wealth Management Products [Member]
Schedule of Investments [Line Items]
Short term investment			$ 24,271
Common Stock [Member]
Schedule of Investments [Line Items]
Shares purchased	5,700
Fair value of shares purchased	$ 56,768
Changes in fair value	$ 13,319
Common Stock [Member] | Subsequent Event [Member]
Schedule of Investments [Line Items]
Shares purchased		5,700
Fair value of shares purchased		$ 70,087